Operating Expenses (Details) - Schedule of operating expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Depreciation and amortization	$ 43,540	$ 6,367
General and administrative total	17,328,942	8,478,017	$ 374,569
Salaries and Benefits		943	15,972
Depreciation and amortization	218,026	63,356
Research and development
Research and development total	3,660,495	466,689	311,851
General and Administrative [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Salaries and benefits	3,942,016	986,491	268,545
Employee stock option expense	8,931,386	6,430,158
Professional fees	2,450,990	800,836	20,020
Consulting expenses	741,937		2,179
Office expenses	785,862	193,514	55,497
Travel and entertainment	291,990	37,503	1,753
Depreciation and amortization	119,372	29,515	26,069
Bad Debt	65,389		506
Sales and Marketing [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Salaries and Benefits	464,668	84,418	80,686
Consulting expenses	222,919	243,012
Marketing and advertising	4,929,598	587,018	5,187
Office expenses	49,092	34,206	16,674
Depreciation and amortization	35,866	8,868	7,833
Sales and marketing total	5,702,143	957,522	110,380
Research and Development [Member]
Research and development
Salaries and benefits	1,377,542	250,266	239,199
Consulting expenses	660,861	26,290	23,220
Lab and office expenses	1,375,349	106,487	49,432
Materials for clinical studies	140,416
Depreciation and amortization	$ 106,327	$ 83,646